SCHEDULE OF INVENTORY (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 110,463	$ 218,090
Work in process	827,251	1,082,350
Finished goods	3,090,023	3,054,909
Inventory, gross	4,027,737	4,355,349
Less: inventory allowance	(154,151)	(152,186)	$ (700,000)
Inventory, net	$ 3,873,586	$ 4,203,163